Guggenheim Floating Rate Strategies Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Class R6 Shares [Member] | Guggenheim Floating Rate Strategies Fund | Class R6
Prospectus [Line Items]
Annual Return [Percent]	7.17%	13.05%	(0.79%)	5.11%	1.69%